Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$62,144,700	$57,084,818
Amounts allocated to withdrawing participants	(42,738)	(461)
Net assets available for benefits per Form 5500, Schedule H	$62,101,962	$57,084,357

2025
Benefits paid to participants per the financial statements	$5,148,167
Amounts allocated to withdrawing participants at December 31, 2025	42,738
Amounts allocated to withdrawing participants at December 31, 2024	(461)
Benefits paid to participants per Form 5500, Schedule H (2e, 2g)	$5,190,444